Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Interest on government loans	$ 442,410	$ 431,052	$ 443,216
Interest on other long term borrowing	3,871,299	3,224,369	1,191,381
Interest on loans from shareholders			154,773
Interest on loans from related parties			50,074
Interest on lease liabilities	13,074	12,544	21,510
Others	4,878	7,724
Finance costs	$ 4,331,661	$ 3,675,689	$ 1,860,954